As filed with the Securities and Exchange Commission on January 5, 1999
                        Securities Act File No. 333-31359
                    Investment Company Act File No. 811-08295
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ______________________

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

         Pre-Effective Amendment No.___                               [ ]
         Post-Effective Amendment No. 3                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

         Amendment No. 4                                              [X]

                        (Check appropriate box or boxes.)


                         NEW PROVIDENCE INVESTMENT TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


     105 North Washington Street, P.O. Drawer 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
        (Address of Principal Executive Offices)                  (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------

                              C. Frank Watson, III
     105 North Washington Street, P.O. Drawer 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                With copies to:
                                ---------------
                                 Jane A. Kanter
                             Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                           Washington, DC 20006-2401


Approximate Date of Proposed Public Offering:  As soon as practicable after the
                                               Effective date of this Amendment
                                               --------------------------------

It is proposed that this filing will become effective: (check appropriate box)

            [ ] immediately upon filing pursuant to paragraph (b)
            [ ] on (date) pursuant to paragraph (b)
            [X] 60 days after filing pursuant to paragraph (a)(1)
            [ ] on (date) pursuant to paragraph (a)(1)
            [ ] 75 days after filing pursuant to paragraph (a)(2)
            [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

            [X] This post-effective  amendment designates  a new effective  date for a previously filed post-effective amendment.

                                     PART A
                                     ======

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




                                 BERKSHIRE FUND


                               INSTITUTIONAL CLASS

                                   PROSPECTUS


                                 January 8, 1999





The Berkshire Fund seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund will seek to achieve this objective by investing, as closely as is possible, in the securities owned by Berkshire Hathaway Holdings.

This Fund is NOT affiliated in any way with Berkshire Hathaway. There is no connection in any manner between the management of Berkshire Hathaway Holdings, the public corporation, and that of the Berkshire Fund, a registered investment company. The Berkshire Fund simply seeks to emulate as closely as possible the enormously successful investment management policies of Berkshire Hathaway Holdings.






Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE...........................................................3

PRINCIPAL INVESTMENT STRATEGIES................................................3

PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................4

FEES AND EXPENSES OF THE FUND..................................................5

MANAGEMENT OF THE FUND.........................................................5

THE ADMINISTRATOR..............................................................6

THE TRANSFER AGENT.............................................................6

BROKERAGE PRACTICES............................................................7

YEAR 2000......................................................................7

PURCHASE AND REDEMPTION OF SHARES..............................................7

TAX CONSIDERATIONS............................................................11

PERFORMANCE INFORMATION.......................................................12

                              INVESTMENT OBJECTIVE


The Berkshire Fund (the "Fund") seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund will seek to achieve this objective by investing, as closely as is possible, in the securities owned by Berkshire Hathaway Holdings.

This Fund is NOT affiliated in any way with Berkshire Hathaway. There is no connection in any manner between the management of Berkshire Hathaway Holdings, the public corporation, and that of the Berkshire Fund, a registered investment company. The Berkshire Fund simply seeks to emulate as closely as possible the enormously successful investment management policies of Berkshire Hathaway Holdings.



                         PRINCIPAL INVESTMENT STRATEGIES


The Fund will seek to achieve this objective by investing, as closely as is possible, in the securities owned by Berkshire Hathaway Holdings. This Fund is NOT affiliated in any way with Berkshire Hathaway. There is no connection in any manner between the management of Berkshire Hathaway Holdings, the public corporation, and that of the Berkshire Fund, a registered investment company. The Berkshire Fund simply seeks to emulate as closely as possible the enormously successful investment management policies of Berkshire Hathaway Holdings. The Fund may also invest in investment-grade fixed-income securities, money market instruments, real estate securities, precious metals securities, and futures to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act") and consistent with the investment restrictions of the Fund as described in the Statement of Additional Information ("SAI").

o It is expected that the Fund will have securities of between 15 to 20 companies in its portfolio at any given time.

o These companies will be selected for their ability to deliver investment returns as close as possible to those securities owned by Berkshire Hathaway Holdings ("BHH").

o The securities generally held by BHH are known to be chosen for their underlying intrinsic value, either because (1) the company has net hard balance sheet assets which, if liquidated, would exceed the total market valuation of the company's stock, or (2) company is considered to possess the ability to achieve consistent, above market earnings and earnings growth, which at the time of purchase, is not reflected in the market valuation for the company.

o BHH owns the securities of some companies that are not publicly traded. In such cases the Fund will invest in the securities of publicly traded companies that are as similar in business, size, earnings, and market capitalization ratios as possible to the securities owned by BHH.

o The Fund will seek to manage its portfolio in a manner that will allow the Fund to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), and so that it will not be subject to taxation as a corporation and will receive "pass through" tax treatment. Classification as a RIC is central to the objective of the Fund and will adversely affect the performance of the Fund if such qualification is not achieved.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND


o The Fund will not be able to own exactly the same portfolio as BHH (as some BHH holdings are not publicly traded).

o For a number of reasons, an investor in the Berkshire Fund should not expect that the investment performance of the Fund will be able to track identically the investment performance of BHH.

o First, the assets in the Fund will likely never be identical to the assets in the portfolio because BHH has, in many cases, has acquired several companies in their entirety and has purchased companies that were never publicly available. The Fund will, therefore, seek to identify alternate investments which have similar investment characteristics, market volatility, and can reasonably be expected to respond to generate a correlated investment return.

o Second, there is no guarantee that the Fund's investment advisor will have the ability to purchase the securities on behalf of the Fund on terms as favorable as BHH has been able to purchase the same securities.

o Third, investment decisions made by BHH are not always known to the public even immediately after those decisions are made. The reputation that BHH enjoys in the investment community often results in price movement in securities selected for inclusion in the BHH portfolio, resulting in price appreciation. The price of the security will likely be different by the time the Fund enters its purchase order, and its brokerage arrangements may result in different commissions being paid for the purchase of the same securities.

o Fourth, BHH is a corporation subject to income taxes. The Fund, if it qualifies as a RIC for tax purposes, will not be subject to tax. Thus, the effect of income taxes paid by BHH is likely to be a divergence of long-term investment performance between BHH and the Fund, although it will be a divergence in favor of the Fund. Never the less, in order to qualify as a RIC, the Fund will need to comply with certain tax requirements that will limit the Fund's investments.

o Finally, certain investment decisions of BHH may be strongly guided by tax considerations not applicable to the Fund. Accordingly, to the extent the Fund emulates BHH's investment strategy, the Fund may enter into certain securities transactions, or fail to sell certain securities, that would not necessarily be entered into if the Fund were actively managed.

The Fund is a non-diversified portfolio under the 1940 Act, which means that it may invest a greater proportion of its assets in the securities of a small number of issuers than a diversified investment company. In this regard, the fund is not subject to the general limitation with respect to 75% of its assets, that it will not invest more than 5% of its total assets in the securities of a single issuer. As a result, because the Fund is permitted greater flexibility to invest its assets in the obligations of a single issuer, it is exposed to increased risk of loss if such an investment underperforms expectations.

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                Shareholder Fees
                    (fees paid directly from your investment)
                    -----------------------------------------


           Maximum sales charge (load) imposed on purchases (as a
              percentage of offering price) ........................ None
           Redemption fee .......................................... None



                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

 Management Fees.................................................... 0.50%
 Distribution and/or Service (12b-1) Fees........................... None
 Other Expenses..................................................... 0.65%^1
                                                                     ----
 Total ............................................................. 1.15%
                                                                     ====


         1 Estimated amounts for the current fiscal year are based on an estimated average annual total net assets of at least $10 million. If the Fund does not achieve this asset total, fund operating expenses could be higher.



EXAMPLE: This Example shows you the expenses you may pay over time by investing in the fund. It should help you compare the costs of investing in this fund versus other funds. The projections are based upon a hypothetical investment of $10,000. If your investment is more or less than $10,000, simply interpolate for the fees paid by your account. The projection assumes a 5% total investment return, and assumes that the Fund's expenses will remain exactly the same. Both scenarios are unlikely to occur simultaneously, so the projection should be considered only an estimate. Your actual costs will almost certainly be higher or lower.



      --------------------------- ------------------ ------------------
            Number of Years             1 Year             3 Years
      =========================== ================== ==================
                 Fees                    $117               $365
      --------------------------- ------------------ ------------------


                             MANAGEMENT OF THE FUND

The Fund is a series of New Providence Investment Trust (the "Trust"), which is a registered open-end management investment company organized as a Massachusetts business trust on July 9, 1997. The Trust currently operates one other series, the New Providence Capital Growth Fund, which is managed by an affiliate of the Fund's investment advisor. Series of the Trust are authorized to offer multiple classes of shares, and the Fund offers both an Investor Class, the shares of which are offered by another prospectus, and an Institutional Class of shares.

The Fund's investment advisor is Atlanta Investment Counsel, LLC ("AIC" or the "Advisor") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management of the Fund. AIC is an investment advisor registered under the Investment Advisers Act of 1940, as amended, and a broker-dealer registered under the Securities Exchange Act of 1934, as amended ("1934 Act"). AIC is located at 2859 Paces Ferry Road, Suite 2125, Atlanta, Georgia 30339. Besides its activities with respect to the Fund, AIC currently furnishes investment advice to other clients, including individuals, pension and profit sharing plans, charitable organizations, corporations, and other business entities.

A team of portfolio managers will be responsible for selecting investments on behalf of the Fund. John K. Donaldson (controlling member of the Advisor), Kyle Tomlin, CFA, and Shannon D. Coogle are responsible for day-to-day management of the Fund. Mr. Donaldson is also the controlling member of another investment advisor, New Providence Capital Management, L.L.C., an affiliate of AIC that serves as investment advisor to the Trust's other series, the New Providence Capital Growth Fund. Messrs. Donaldson and Tomlin have been with the Advisor since its formation. Mr. Donaldson has been involved with that advisor and its predecessors since 1987. Mr. Tomlin has served in portfolio management for the firms since 1994 and a business associate of an investment company service provider in 1993. Ms. Coogle has been associated with New Providence Capital Management, L.L.C.
since 1997.

As compensation for managing the Fund, the Fund pays AIC a monthly fee at the annual rate of 0.50% of the first $500 million of the average daily net assets of the Fund and 0.40% on assets over $500 million.

In addition to the management fees, the Fund pays all expenses not assumed by AIC, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements, and statements of additional information; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; registration and/or filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Trust's series on a basis that the Board of Trustees deems fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                                THE ADMINISTRATOR

Pursuant to an agreement, The Nottingham Company (the "Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.


                               THE TRANSFER AGENT

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. NCSS's address is the same as the address of the Fund.

                               BROKERAGE PRACTICES

In selecting brokers and dealers, AIC may consider research and brokerage services furnished to either company or their affiliates. Subject to seeking the most favorable net price and execution available, AIC and each Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Atlanta Investment Group, a registered broker dealer affiliate of AIC and Distributor of this Fund. The Trustees review the brokerage policies and rates regularly.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of AIC unless pursuant to an exemptive order from the SEC. The Fund may apply for such exemptive relief. The Fund does not consider broker-dealer affiliates of an investment advisor to one fund to be an affiliate of the investment advisors to other funds for which the investment advisor does not provide investment advice. The Fund has adopted procedures, prescribed by Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commission it pays to affiliates of AIC does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the 1934 Act and any applicable rules thereunder governing floor trading. The Fund has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of AIC or Advisors is an underwriter.


                                    YEAR 2000

Like other mutual funds, the Fund and the service providers for the Fund rely heavily on the reasonably consistent operation of their computer systems. Many software programs and certain computer hardware in use today, cannot properly process information after December 31, 1999 because of the method by which dates are encoded and calculated in such programs and hardware. This problem, commonly referred to as the "Year 2000 Issue," could, among other things, negatively impact the processing of trades, the distribution of securities, the pricing of securities and other investment-related and settlement activities. The Trust is currently obtaining information with respect to the actions that have been taken and the actions that are planned to be taken by each of its service providers to prepare their computer systems for the Year 2000. While the Trust expects that each of the Trust's service providers will have adapted their computer systems to address the Year 2000 Issue, there can be no assurance that this will be the case or that the steps taken by the Trust will be sufficient to avoid any adverse impact to the Trust and each of its funds.


                             PURCHASING FUND SHARES


Institutional Class shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $25,000. The minimum additional investment is $250. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is received in good form from a shareholder investing in or redeeming from the Fund. Net asset value per share is calculated for purchases and redemption of shares of the Fund by dividing the value of total Fund assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, with your check made payable to the Fund, to:


                      Berkshire Fund
                      Institutional Class shares
                      c/o NC Shareholder Services, LLC
                      107 North Washington Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365


The application must contain your social security and Taxpayer Identification Numbers ("TINs"). If you have applied for a social security number or TIN at the time of completing your account application, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding TINs are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-888-773-3863, before wiring funds, to advise it of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions to:


                      First Union National Bank of North Carolina
                      Charlotte, North Carolina
                      ABA # 053000219
                      For the Berkshire Fund - Institutional Class
                      Acct. # 2000001293241
                      For further credit to (shareholder's name and SS# or EIN#)


Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please alert the Fund by telephone at 1-800-773-3863 and following the above directions for wire purchases. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in your letter.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, if any, previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders form an investor, after providing the investor with 60 days prior notice.


The Board of Trustees  reserves the right to suspend or terminate,  or amend the
terms  of,  the  exchange   privilege   upon  60  days  written  notice  to  the
shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.


                              HOW TO REDEEM SHARES


Regular Mail Redemptions. Your request should be addressed to the Berkshire Fund, c/o NC Shareholder Services, LLC, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption should include:


o Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

o    Any required signature guarantees (see "Signature Guarantees" below); and

o Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

    o   Designation of Class (Institutional or Investor),
    o   Shareholder name and account number,
    o   Number of shares or dollar amount to be redeemed,
    o   Instructions for transmittal of redemption funds to the shareholder, and
    o Shareholder signature as it appears on the application then on file with the Fund.


Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $2,500 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and By-Laws. The Board of Trustees reserves the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the Securities Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


                               TAX CONSIDERATIONS


Under current federal income tax law, the Fund believes that the Fund is entitled, and the Fund intends that the Fund shall be treated as a RIC under Subchapter M of the Code. As a RIC, a Fund will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are timely distributed to its shareholders. Accordingly, the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders. Unless otherwise requested by shareholders, dividend distributions will be reinvested in full and fractional shares of the Fund. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.


Although the Trust intends that it and the funds will be operated so that they will have no federal income or excise tax liability, if any such liability is, nevertheless, incurred, the investment performance of the Fund or funds incurring such liability will be adversely affected. In addition, funds investing in foreign securities and currencies may be subject to foreign taxes which could reduce the investment performance of such fund.

Certain additional tax information appears in the Statement of Additional Information.



                           ADDITIONAL RISK DISCLOSURE

The Trustees, Investment Advisor and Administrator to this Fund feel that certain additional information should be available to the shareholder, as part of the fiduciary responsibility implied and required of these parties. The following information falls into that category, and is provided here for those who feel it is helpful in their investment decision-making process:

o The Fund will be valued at net asset value, using the total of the securities valued in the portfolio less the Fund's accrued liabilities, as a determinant of total and per share value. BHH is a corporation, and its stock is traded on the New York Stock Exchange ("NYSE"). The investment return of the Fund will be dependent solely upon the direct investments held by the Fund. The share price of BHH, in contrast, is based upon the market valuation of BHH as that company's stock is traded on the NYSE. Factors taken into account by investors buying and selling BHH shares may be dependent upon many factors (as with any common stock), which will not necessarily be limited to the investments held by BHH in its own portfolio.

o While the Fund will invest primarily in common stocks and bonds traded in U.S. securities markets, some of the Fund's investments may include foreign securities, illiquid securities, and securities purchased subject to a repurchase agreement or on a "when-issued" basis, which involve certain risks. To the extent that equity securities will generally comprise the primary portion of the Fund's portfolio, the Fund's net asset value will be subject to stock market fluctuation, and a decline in the amount of your principal investment is a risk of investing in the Fund. The Fund's net asset value may also fluctuate due to fluctuation in the value of the fixed-income securities in the portfolio as a result of changes in the market interest rate, downgrading of the rating of a particular debt instrument, or other changes in the interest rate and fixed income market environment. The Fund may borrow only under certain limited conditions (including to meet redemption requests) and not to purchase securities. It is not the intent of the Fund to borrow except for temporary cash requirements. Borrowing, if done, would tend to exaggerate the effects of market and interest rate fluctuations on the Fund's net asset value until repaid.

o    The  Fund  intends  to  limit  its   investments   so  as  to  comply  with
     diversification requirements for RIC's imposed by the Code, for qualification as a RIC. The Fund spreads investment risk by limiting its holdings in any one company or industry. Nevertheless, the Fund will experience price volatility, the extent of which will be affected by the types of securities and techniques the Fund uses. The Advisor may use various investment techniques to hedge risks, including derivatives, but there is no guarantee that these strategies will work as intended.



                             PERFORMANCE INFORMATION

From time to time, the Fund may advertise the "average annual or cumulative total return" and may compare the performance of the Funds with that of other mutual Funds with similar investment objectives as listed in rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual Fund performance, and with appropriate securities or other relevant indices. The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Contracts. Performance figures will be given for the recent one, five and ten year periods and for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that a Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in a Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). The methods used to calculate "average annual and cumulative total return" are described further in the Statement of Additional Information.

                                 BERKSHIRE FUND


                               INSTITUTIONAL CLASS

                             ADDITIONAL INFORMATION


Additional information about the Fund is available in the Fund's Statement of Additional Information and in the Fund's Annual and Semiannual Report. The Fund's Annual and Semiannual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Note: Since the Berkshire Fund is a new series of New Providence Investment Trust, the annual and semi-annual reports do not yet contain information relating to the Berkshire Fund.


The Annual and Semiannual Reports and the Statement of Additional Information are available free of charge upon request by contacting us:



         By telephone:            1-800-773-3863


         By mail:                 Berkshire Fund
                                  Post Office Box 4365
                                  Rocky Mount, NC 27803-4365



         By e-mail:               info@ncfunds.com


         On the Internet:         http://www.npcm.com/index.html


Information about the Fund can also be reviewed and copied at the Securities Exchange Commission's ("Commission") Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet sit at http:\\www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.





Investment Company Act file number 811-08295.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                                 BERKSHIRE FUND


                                 INVESTOR CLASS

                                   PROSPECTUS


                                 January 8, 1999





The Berkshire Fund seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund will seek to achieve this objective by investing, as closely as is possible, in the securities owned by Berkshire Hathaway Holdings.

This Fund is NOT affiliated in any way with Berkshire Hathaway. There is no connection in any manner between the management of Berkshire Hathaway Holdings, the public corporation, and that of the Berkshire Fund, a registered investment company. The Berkshire Fund simply seeks to emulate as closely as possible the enormously successful investment management policies of Berkshire Hathaway Holdings.






Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE...........................................................2

PRINCIPAL INVESTMENT STRATEGIES................................................2

PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................3

FEES AND EXPENSES OF THE FUND..................................................3

MANAGEMENT OF THE FUND.........................................................4

THE ADMINISTRATOR..............................................................5

THE TRANSFER AGENT.............................................................5

BROKERAGE PRACTICES............................................................6

YEAR 2000......................................................................6

PURCHASE AND REDEMPTION OF SHARES..............................................6

DISTRIBUTION OF THE FUND'S SHARES.............................................10

TAX CONSIDERATIONS............................................................11

PERFORMANCE INFORMATION.......................................................13

                              INVESTMENT OBJECTIVE


The Berkshire Fund (the "Fund") seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund will seek to achieve this objective by investing, as closely as is possible, in the securities owned by Berkshire Hathaway Holdings.

This Fund is NOT affiliated in any way with Berkshire Hathaway. There is no connection in any manner between the management of Berkshire Hathaway Holdings, the public corporation, and that of the Berkshire Fund, a registered investment company. The Berkshire Fund simply seeks to emulate as closely as possible the enormously successful investment management policies of Berkshire Hathaway Holdings.



                        PRINCIPAL INVESTMENT STRATEGIES


The Fund will seek to achieve this objective by investing, as closely as is possible, in the securities owned by Berkshire Hathaway Holdings. This Fund is NOT affiliated in any way with Berkshire Hathaway. There is no connection in any manner between the management of Berkshire Hathaway Holdings, the public corporation, and that of the Berkshire Fund, a registered investment company. The Berkshire Fund simply seeks to emulate as closely as possible the enormously successful investment management policies of Berkshire Hathaway Holdings. The Fund may also invest in investment-grade fixed-income securities, money market instruments, real estate securities, precious metals securities, and futures to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act") and consistent with the investment restrictions of the Fund as described in the Statement of Additional Information ("SAI").

o It is expected that the Fund will have securities of between 15 to 20 companies in its portfolio at any given time.

o These companies will be selected for their ability to deliver investment returns as close as possible to those securities owned by Berkshire Hathaway Holdings ("BHH").

o The securities generally held by BHH are known to be chosen for their underlying intrinsic value, either because (1) the company has net hard balance sheet assets which, if liquidated, would exceed the total market valuation of the company's stock, or (2) company is considered to possess the ability to achieve consistent, above market earnings and earnings growth, which at the time of purchase, is not reflected in the market valuation for the company.

o BHH owns the securities of some companies that are not publicly traded. In such cases the Fund will invest in the securities of publicly traded companies that are as similar in business, size, earnings, and market capitalization ratios as possible to the securities owned by BHH.

o The Fund will seek to manage its portfolio in a manner that will allow the Fund to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), and so that it will not be subject to taxation as a corporation and will receive "pass through" tax treatment. Classification as a RIC is central to the objective of the Fund and will adversely affect the performance of the Fund if such qualification is not achieved.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND


o The Fund will not be able to own exactly the same portfolio as BHH (as some BHH holdings are not publicly traded).

o For a number of reasons, an investor in the Berkshire Fund should not expect that the investment performance of the Fund will be able to track identically the investment performance of BHH.

o First, the assets in the Fund will likely never be identical to the assets in the portfolio because BHH has, in many cases, has acquired several companies in their entirety and has purchased companies that were never publicly available. The Fund will, therefore, seek to identify alternate investments which have similar investment characteristics, market volatility, and can reasonably be expected to respond to generate a correlated investment return.

o Second, there is no guarantee that the Fund's investment advisor will have the ability to purchase the securities on behalf of the Fund on terms as favorable as BHH has been able to purchase the same securities.

o Third, investment decisions made by BHH are not always known to the public even immediately after those decisions are made. The reputation that BHH enjoys in the investment community often results in price movement in securities selected for inclusion in the BHH portfolio, resulting in price appreciation. The price of the security will likely be different by the time the Fund enters its purchase order, and its brokerage arrangements may result in different commissions being paid for the purchase of the same securities.

o Fourth, BHH is a corporation subject to income taxes. The Fund, if it qualifies as a RIC for tax purposes, will not be subject to tax. Thus, the effect of income taxes paid by BHH is likely to be a divergence of long-term investment performance between BHH and the Fund, although it will be a divergence in favor of the Fund. Never the less, in order to qualify as a RIC, the Fund will need to comply with certain tax requirements that will limit the Fund's investments.

o Finally, certain investment decisions of BHH may be strongly guided by tax considerations not applicable to the Fund. Accordingly, to the extent the Fund emulates BHH's investment strategy, the Fund may enter into certain securities transactions, or fail to sell certain securities, that would not necessarily be entered into if the Fund were actively managed.

The Fund is a non-diversified portfolio under the 1940 Act, which means that it may invest a greater proportion of its assets in the securities of a small number of issuers than a diversified investment company. In this regard, the fund is not subject to the general limitation with respect to 75% of its assets, that it will not invest more than 5% of its total assets in the securities of a single issuer. As a result, because the Fund is permitted greater flexibility to invest its assets in the obligations of a single issuer, it is exposed to increased risk of loss if such an investment underperforms expectations.

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


                                Shareholder Fees
                    (fees paid directly from your investment)
                    -----------------------------------------


          Maximum sales charge (load) imposed on purchases (as a
              percentage of offering price) ......................... 4.50%
          Redemption fee ............................................ None



                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------


          Management Fees............................................ 0.50%
          Distribution and/or Service (12b-1) Fees................... 0.50%
          Other Expenses............................................. 0.65%^1
                                                                      ----
          Total ..................................................... 1.65%
                                                                      ====

         1 Estimated amounts for the current fiscal year are based on an estimated average annual total net assets of at least $10 million. If the Fund does not achieve this asset total, fund operating expenses could be higher.


EXAMPLE: This Example shows you the expenses you may pay over time by investing in the fund. It should help you compare the costs of investing in this fund versus other funds. The projections are based upon a hypothetical investment of $10,000. If your investment is more or less than $10,000, simply interpolate for the fees paid by your account. The projection assumes a 5% total investment return, and assumes that the Fund's expenses will remain exactly the same. Both scenarios are unlikely to occur simultaneously, so the projection should be considered only an estimate. Your actual costs will almost certainly be higher or lower.



      --------------------------- ------------------ ------------------
            Number of Years             1 Year             3 Years
      =========================== ================== ==================
                  Fees                   $610               $947
      --------------------------- ------------------ ------------------


                             MANAGEMENT OF THE FUND


The Fund is a series of New Providence Investment Trust (the "Trust"), which is a registered open-end management investment company organized as a Massachusetts business trust on July 9, 1997. The Trust currently operates one other series, the New Providence Capital Growth Fund, which is managed by an affiliate of the Fund's investment advisor. Series of the Trust are authorized to offer multiple classes of shares, and the Fund offers both an Institutional Class, the shares of which are offered by another prospectus, and an Investor Class of shares.


The Fund's investment advisor is Atlanta Investment Counsel, LLC ("AIC" or the "Advisor") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management of the Fund. AIC is an investment advisor registered under the Investment Advisers Act of 1940, as amended, and a broker-dealer registered under the Securities Exchange Act of 1934, as amended ("1934 Act"). AIC is located at 2859 Paces Ferry Road, Suite 2125, Atlanta, Georgia 30339. Besides its activities with respect to the Fund, AIC currently furnishes investment advice to other clients, including individuals, pension and profit sharing plans, charitable organizations, corporations, and other business entities.

A team of portfolio managers will be responsible for selecting investments on behalf of the Fund. John K. Donaldson (controlling member of the Advisor), Kyle Tomlin, CFA, and Shannon D. Coogle are responsible for day-to-day management of the Fund. Mr. Donaldson is also the controlling member of another investment advisor, New Providence Capital Management, L.L.C., an affiliate of AIC that serves as investment advisor to the Trust's other series, the New Providence Capital Growth Fund. Messrs. Donaldson and Tomlin have been with the Advisor since its formation. Mr. Donaldson has been involved with that advisor and its predecessors since 1987. Mr. Tomlin has served in portfolio management for the firms since 1994 and a business associate of an investment company service provider in 1993. Ms. Coogle has been associated with New Providence Capital Management, L.L.C. since 1997.

As compensation for managing the Fund, the Fund pays AIC a monthly fee at the annual rate of 0.50% of the first $500 million of the average daily net assets of the Fund and 0.40% on assets over $500 million.

In addition to the management fees, the Fund pays all expenses not assumed by AIC, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements, and statements of additional information; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; registration and/or filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Trust's series on a basis that the Board of Trustees deems fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

As discussed in greater detail below under "Distribution of the Fund's Shares," the Investor Class shares may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares under a plan adopted under Rule 12b-1 of the 1940 Act.


                                THE ADMINISTRATOR

Pursuant to an agreement, The Nottingham Company (the "Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.


                               THE TRANSFER AGENT

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. NCSS's address is the same as the address of the Fund.

                               BROKERAGE PRACTICES

In selecting brokers and dealers, AIC may consider research and brokerage services furnished to either company or their affiliates. Subject to seeking the most favorable net price and execution available, AIC and each Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades will be cleared through Atlanta Investment Group, a registered broker dealer affiliate of AIC and Distributor of this Fund. The Trustees review the brokerage policies and rates regularly.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of AIC unless pursuant to an exemptive order from the SEC. The Fund may apply for such exemptive relief. The Fund does not consider broker-dealer affiliates of an investment advisor to one fund to be an affiliate of the investment advisors to other funds for which the investment advisor does not provide investment advice. The Fund has adopted procedures, prescribed by Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commission it pays to affiliates of AIC does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to Section 11(a) of the 1934 Act and any applicable rules thereunder governing floor trading. The Fund has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of AIC or Advisors is an underwriter.


                                    YEAR 2000

Like other mutual funds, the Fund and the service providers for the Fund rely heavily on the reasonably consistent operation of their computer systems. Many software programs and certain computer hardware in use today, cannot properly process information after December 31, 1999 because of the method by which dates are encoded and calculated in such programs and hardware. This problem, commonly referred to as the "Year 2000 Issue," could, among other things, negatively impact the processing of trades, the distribution of securities, the pricing of securities and other investment-related and settlement activities. The Trust is currently obtaining information with respect to the actions that have been taken and the actions that are planned to be taken by each of its service providers to prepare their computer systems for the Year 2000. While the Trust expects that each of the Trust's service providers will have adapted their computer systems to address the Year 2000 Issue, there can be no assurance that this will be the case or that the steps taken by the Trust will be sufficient to avoid any adverse impact to the Trust and each of its funds.


                             PURCHASING FUND SHARES


Investor Class shares are sold subject to a sales charge of 4.5%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $2,500 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $250. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is received in good form from a shareholder investing in or redeeming from the Fund. Net asset value per share is calculated for purchases and redemption of shares of the Fund by dividing the value of total Fund assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the Fund will charge a $20 fee or may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, with your check made payable to the Fund, to:


                      Berkshire Fund
                      Investor Class shares
                      c/o NC Shareholder Services, LLC
                      107 North Washington Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365


The application must contain your social security and Taxpayer Identification Numbers ("TINs"). If you have applied for a social security number or TIN at the time of completing your account application, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding TINs are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-888-773-3863, before wiring funds, to advise it of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions to:


                      First Union National Bank of North Carolina
                      Charlotte, North Carolina
                      ABA # 053000219
                      For the Berkshire Fund - Investor Class shares
                      Acct. # 2000001293241
                      For further credit to (shareholder's name and SS# or EIN#)


Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please alert the Fund by telephone at 1-800-773-3863 and following the above directions for wire purchases. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in your letter.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, if any, previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders form an investor, after providing the investor with 60 days prior notice.


The Board of Trustees  reserves the right to suspend or terminate,  or amend the
terms  of,  the  exchange   privilege   upon  60  days  written  notice  to  the
shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by a person listed above is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Funds previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Berkshire Fund shares with an aggregate value of $50,000 and who currently owns shares of the Funds with a value of $50,000 would pay a sales charge of 3.75% of the offering price on the new investment.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Account Application. Information about the "Letter of Intent" procedure, including its terms, is contained on the back of the Account Application.

Group Plans. Shares of the Funds may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

                              HOW TO REDEEM SHARES


Regular Mail Redemptions. Your request should be addressed to the Berkshire Fund, c/o NC Shareholder Services, LLC, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption should include:


o Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

o    Any required signature guarantees (see "Signature Guarantees" below); and

o Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. You may also redeem shares by telephone and bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.


The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     o  Designation of Class (Institutional or Investor),
     o  Shareholder name and account number,
     o  Number of shares or dollar amount to be redeemed,
     o  Instructions for transmittal of redemption funds to the shareholder, and
     o Shareholder signature as it appears on the application then on file with the Fund.


Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wire redemptions. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $2,500 or more at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and By-Laws. The Board of Trustees reserves the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the Securities Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

                        DISTRIBUTION OF THE FUND'S SHARES

The Fund has adopted the Distribution Plan following Rule 12b-1 under the 1940 Act for the Investor Class shares of the Fund. Pursuant to the Distribution Plan, the Fund compensates the Distributors from assets attributable to the Investor Class shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Class shares. It is anticipated that a portion of the amounts received by the Distributors will be used to defray various costs incurred or paid by the Distributors in connection with the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Investor Class shares. The Distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Investor Class shares. Because the fees paid pursuant to Rule 12b-1 are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Distribution Plan provides that the Fund may pay annually up to 0.50% of the average daily net assets of a Fund attributable to its Investor Class shares in respect of activities primarily intended to result in the sale of Investor Class shares. Under terms of the Distribution Plan and the Distribution Agreements, the Fund is authorized to make payments monthly to the Distributors which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Investor Class shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Class shares regardless of the level of expenditures by the Distributors. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Plan's renewal. The Distributors have indicated that they expect their expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Investor Class shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of Fund Investor Class shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Fund investment objectives and policies and other information about the Fund and its Funds, including the performance of the Funds; (e) training sales personnel regarding the Investor Class shares of the Fund; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Investor Class shares.

The Fund may enter into agreements with one or more brokers, including discount brokers and other brokers associated with investment programs, including mutual fund "supermarkets," pursuant to which such brokers may be authorized to accept on the Fund's behalf purchase and redemption orders that are in "good form." Such brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Under such circumstances, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Such orders will be priced at the Fund's net asset value next determined after they are accepted by an authorized broker or the broker's designee.

                               TAX CONSIDERATIONS


Under current federal income tax law, the Fund believes that the Fund is entitled, and the Fund intends that the Fund shall be treated as a RIC under Subchapter M of the Code. As a RIC, a Fund will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are timely distributed to its shareholders. Accordingly, the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders. Unless otherwise requested by shareholders, dividend distributions will be reinvested in full and fractional shares of the Fund. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.


Although the Trust intends that it and the funds will be operated so that they will have no federal income or excise tax liability, if any such liability is, nevertheless, incurred, the investment performance of the Fund or funds incurring such liability will be adversely affected. In addition, funds investing in foreign securities and currencies may be subject to foreign taxes which could reduce the investment performance of such fund.

Certain additional tax information appears in the Statement of Additional Information.


                           ADDITIONAL RISK DISCLOSURE


The Trustees, Investment Advisor and Administrator to this Fund feel that certain additional information should be available to the shareholder, as part of the fiduciary responsibility implied and required of these parties. The following information falls into that category, and is provided here for those who feel it is helpful in their investment decision-making process:

o The Fund will be valued at net asset value, using the total of the securities valued in the portfolio less the Fund's accrued liabilities, as a determinant of total and per share value. BHH is a corporation, and its stock is traded on the New York Stock Exchange ("NYSE"). The investment return of the Fund will be dependent solely upon the direct investments held by the Fund. The share price of BHH, in contrast, is based upon the market valuation of BHH as that company's stock is traded on the NYSE. Factors taken into account by investors buying and selling BHH shares may be dependent upon many factors (as with any common stock), which will not necessarily be limited to the investments held by BHH in its own portfolio.

o While the Fund will invest primarily in common stocks and bonds traded in U.S. securities markets, some of the Fund's investments may include foreign securities, illiquid securities, and securities purchased subject to a repurchase agreement or on a "when-issued" basis, which involve certain risks. To the extent that equity securities will generally comprise the primary portion of the Fund's portfolio, the Fund's net asset value will be subject to stock market fluctuation, and a decline in the amount of your principal investment is a risk of investing in the Fund. The Fund's net asset value may also fluctuate due to fluctuation in the value of the fixed-income securities in the portfolio as a result of changes in the market interest rate, downgrading of the rating of a particular debt instrument, or other changes in the interest rate and fixed income market environment. The Fund may borrow only under certain limited conditions (including to meet redemption requests) and not to purchase securities. It is not the intent of the Fund to borrow except for temporary cash requirements. Borrowing, if done, would tend to exaggerate the effects of market and interest rate fluctuations on the Fund's net asset value until repaid.

o    The  Fund  intends  to  limit  its   investments   so  as  to  comply  with
     diversification requirements for RIC's imposed by the Code, for qualification as a RIC. The Fund spreads investment risk by limiting its holdings in any one company or industry. Nevertheless, the Fund will experience price volatility, the extent of which will be affected by the types of securities and techniques the Fund uses. The Advisor may use various investment techniques to hedge risks, including derivatives, but there is no guarantee that these strategies will work as intended.



                             PERFORMANCE INFORMATION

From time to time, the Fund may advertise the "average annual or cumulative total return" and may compare the performance of the Funds with that of other mutual Funds with similar investment objectives as listed in rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual Fund performance, and with appropriate securities or other relevant indices. The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Contracts. Performance figures will be given for the recent one, five and ten year periods and for the life of the Fund if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that a Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in a Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). The methods used to calculate "average annual and cumulative total return" are described further in the Statement of Additional Information.

                                 BERKSHIRE FUND


                                 INVESTOR CLASS


                             ADDITIONAL INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information and in the Fund's Annual and Semiannual Report. The Fund's Annual and Semiannual Reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Note: Since the Berkshire Fund is a new series of New Providence Investment Trust, the annual and semi-annual reports do not yet contain information relating to the Berkshire Fund.


The Annual and Semiannual Reports and the Statement of Additional Information are available free of charge upon request by contacting us:



         By telephone:               1-800-773-3863


         By mail:                    Berkshire Fund
                                     Post Office Box 4365
                                     Rocky Mount, NC  27803-4365



         By e-mail:                  info@ncfunds.com


         On the Internet:            http://www.npcm.com/index.html


Information about the Fund can also be reviewed and copied at the Securities Exchange Commission's ("Commission") Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet sit at http:\\www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.






Investment Company Act file number 811-08295.

                                     PART B
                                     ======

                       STATEMENT OF ADDITIONAL INFORMATION


                                 BERKSHIRE FUND



                                 January 8, 1999



                                   A series of
                         NEW PROVIDENCE INVESTMENT TRUST
                              107 North Washington
                          Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-4365
                            Telephone 1-800-525-3863


                                Table of Contents

INVESTMENT OBJECTIVE AND POLICIES..............................................2


INVESTMENT LIMITATIONS.........................................................3


MANAGEMENT.....................................................................4

   INVESTMENT ADVISOR..........................................................6
   FUND ACCOUNTANT AND ADMINISTRATOR...........................................6
   TRANSFER AGENT..............................................................6
   CUSTODIAN...................................................................6
   INDEPENDENT AUDITORS........................................................7
   LEGAL COUNSEL...............................................................7
   DISTRIBUTOR.................................................................7

ADDITIONAL INFORMATION ON PERFORMANCE..........................................8


PORTFOLIO TRANSACTIONS.........................................................9


SPECIAL SHAREHOLDER SERVICES..................................................10


PURCHASE OF SHARES............................................................11


REDEMPTION OF SHARES..........................................................14


NET ASSET VALUE...............................................................14


ADDITIONAL TAX INFORMATION....................................................15


CAPITAL SHARES AND VOTING.....................................................16


APPENDIX A....................................................................18


This Statement of Additional Information (the "SAI") is meant to be read in conjunction with the Prospectus, dated January 8, 1999, and hereby incorporates by reference the Prospectus in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Fund's Prospectus and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

INVESTMENT OBJECTIVES AND POLICIES


The Berkshire Fund (the "Fund") is a non-diversified series of the Trust, a registered open-end management company. The Trust was organized as a Massachusetts business trust on July 9, 1997, under a Declaration of Trust. The investment objective and policies of the Fund are described in the Prospectus for the Fund. Supplemental information about these policies is set forth below.


Repurchase Agreements. The Fund may acquire U.S. Government obligations or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to five days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement, which will cause more than 10% of its net assets to be invested in repurchase agreements, which extend beyond seven days and other illiquid securities.

Description of Money Market Instruments. Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings' power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


Futures Contracts

Futures Transactions. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract. Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

The Fund will write only options on futures contracts which are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, United States Government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns, so long as the Fund is obligated as the writer of the call, the Fund of securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging the Fund of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Options

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

The Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Fund. When an underlying security is sold from the Fund's securities portfolio, the Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If the Fund writes a put option, the Fund will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, U.S. Government securities or other liquid securities having a value equal to or greater than the exercise price of the option.

The Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. The Fund may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable the Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Fund may also purchase call options on securities to close out positions. The Fund may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options. The Fund may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities it intends to purchase. The Fund writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Manager, expected to replicate substantially the movement of the index or indexes upon which the options written by the Fund are based. A put on a securities index written by the Fund will be considered covered if, so long as it is obligated as the writer of the put, the Fund segregates with its custodian cash, United States Government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Forward Commitment & When-Issued Securities The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2.   Invest  25% or more of the  value of its total  assets in any one  industry
     (except  that  securities  of  the  U.S.  Government,   its  agencies,  and
     instrumentalities are not subject to this limitation);

3. Invest for the purpose of exercising control or management of another issuer;

4. Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

5. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

6. Participate on a joint or joint and several basis in any trading account in securities;

7. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; or

8. Make loans of money or securities, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities.


The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year; or

5 Purchase foreign securities other than those traded on domestic U.S. exchanges; or

6. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options, except to the extent permitted by the Fund's prospectus and Statement of Additional Information as may be amended from time to time.

MANAGEMENT

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age, their present position with the Trust or the Fund, and their principal occupation during the past five years. There are no "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor (*) who serve as trustees.

------------------------------------------- ------------------------- ---------------------------------------------------------

------------------------------------------- ------------------------- ---------------------------------------------------------
Jack E. Brinson, 64                         Trustee                   President
1105 Panola Street                                                    Brinson Investment Co.;
Tarboro, North Carolina 27886                                         President
                                                                      Brinson Chevrolet, Inc.
                                                                      Tarboro, North Carolina



------------------------------------------- ------------------------- ---------------------------------------------------------
Kyle A. Tomlin, CFA, 27                     Portfolio Manager         Portfolio Management
2859 Paces Ferry Road, Suite 2125                                     New Providence Capital Management, L.L.C.
Atlanta, Georgia 30339                                                (Advisor to the Fund)
                                                                      Atlanta, Georgia since 1996;
                                                                      Previously,   Portfolio   Management  and  Client   Services
                                                                      Donaldson  & Co.,  Incorporated
                                                                      (Distributor  to the  Fund)
                                                                      Atlanta, Georgia 1994-1996;
                                                                      Previously, Business Associate, Investment Advisory Group
                                                                      SEI Corporation
                                                                      Wayne, Pennsylvania 1993-1994;
                                                                      Previously, Student
                                                                      Georgia Institute of Technology
                                                                      Atlanta, Georgia
------------------------------------------- ------------------------- ---------------------------------------------------------
Shannon D. Coogle, 29                       Research Analyst          Research / Client Services
2859 Paces Ferry Road, Suite 2125                                     New Providence Capital Management, L.L.C.
Atlanta, Georgia 30339                                                (Advisor to the Fund)
                                                                      Atlanta, Georgia
                                                                      since 1997;
                                                                      Previously, Student
                                                                      Georgia State University
                                                                      Atlanta, Georgia 1994-1997;
                                                                      Previously, Client Services
                                                                      J.O. Patterson & Company
                                                                      Atlanta, Georgia

------------------------------------------- ------------------------- ---------------------------------------------------------
Julian G. Winters, 30                       Treasurer                 Legal and Compliance Director
105 North Washington Street                                           The Nottingham Company
Rocky Mount, North Carolina 27802                                     (Administrator to the Fund)
                                                                      Rocky Mount,  North  Carolina,  since 1995;
                                                                      Previously,
                                                                      Operations Manager
                                                                      Tar Heel Medical, Inc.
                                                                      Nashville, North Carolina
------------------------------------------- ------------------------- ---------------------------------------------------------

C. Frank Watson, III, 28                    Secretary                 Chief Operating Officer
105 North Washington Street                                           The Nottingham Company
Rocky Mount, North Carolina 27802                                     (Administrator to the Fund)
                                                                      Rocky Mount, North Carolina

------------------------------------------- ------------------------- ---------------------------------------------------------

Compensation. Trustees and Officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees will receive $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust will also reimburse each Trustee for his or her travel and other expenses relating to attendance at such meetings.


--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Name of Person              Aggregate Compensation   Pension  or  Retirement  Estimated Annual         Total Compensation
                                                     Benefits                 Benefits Upon            From   Fund   and  Fund
                                                                              Retirement               Complex     Paid     to
                                                                                                       Directors

--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Jack E. Brinson                      $2,550                   N/A                      N/A                      $2,550
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------

Principal Holders of Voting Securities. As of October 20, 1998, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date there were no shareholders who owned of record more than 5% of the outstanding shares of beneficial interest of the Fund.

Investment Advisor. Information about Atlanta Investment Counsel, L.L.C. (the "Advisor"), 2859 Paces Ferry Road, Suite 2125, Atlanta, Georgia 30339, and its duties and compensation as Advisor is contained in the Prospectus. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement is effective for a two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor will receive a monthly management fee equal to an annual rate of 0.75% of the Fund's net assets.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Agreement.

John K. Donaldson controls the Advisor. Mr. Donaldson also controls the Distributor and serves as its president. Mr. Donaldson is also the controlling member of another Investment Advisor, New Providence Capital Management, advisor to the New Providence Capital Growth Fund. Mr. Kyle A. Tomlin is an affiliate of the Fund and the Advisor. Mr. Tomlin serves as the Portfolio Manager to the Fund and as a member of Portfolio Management to the Advisor.

Fund Accountant and Administrator. The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Compensation of the Administrator, based upon the average daily net assets of the Fund, is at the annual rate of 0.125% on the first $50 million of the Fund's net assets; 0.10% on the next $50 million; and 0.075% on all assets over $100 million. In addition, the Administrator currently receives a monthly fee of $2,250 for accounting and recordkeeping services for the Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum annual fee of $50,000 for all of its fees taken in the aggregate, analyzed monthly.

The Administrator will perform the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has contracted with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated based upon a $15.00 fee per shareholder per year, subject to a minimum fee of $750 per month. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. The Board of Trustees of the Trust has selected the firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.

Legal Counsel. Dechert Price & Rhoads serves as legal counsel to the New Providence Investment Trust and the Fund.

Distributor. Donaldson & Co., Incorporated (the "Distributor") is the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust. The Distributor, which is affiliated with the Advisor, serves as exclusive agent for the distribution of the shares of the Fund.

John K. Donaldson, affiliated person of the Fund, is also an affiliated person of the Advisor and the Distributor.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act (see "How Shares May Be Purchased - Distribution Plan" in the Prospectus). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Board of Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The Board of Trustees must consider the continuation of the Plan annually.

Under the Plan the Fund may expend up to 0.50% of the Fund's average daily net assets annually to finance any activity primarily intended to result in the sale of shares and the servicing of shareholder accounts, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the shares' average annual net asset value.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Investor Class shares regardless of the level of expenditures by the Distributors. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributors have indicated that they expect their expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Investor Class shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of Fund Investor Class shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Fund investment objectives and policies and other information about the Fund and its Funds, including the performance of the Funds; (e) training sales personnel regarding the Investor Class shares of the Fund; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Investor Class shares.


ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The Fund computes the "average annual total return" of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                  P(1+T)^n = ERV

         Where:   T =  average annual total return.
                ERV =  ending  redeemable  value at the end of the  period covered by the  computation of a hypothetical  $1,000
                       payment made at the beginning of the period.
                  P =  hypothetical  initial  payment  of $1,000  from which the maximum  sales  load is  deducted.
                  n =  period  covered by the computation, expressed in terms of years.

The Fund may also compute the aggregate total return of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Fund may also measure its performance against the Lipper Growth Fund Index, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Advisor, such as the Capital Growth Account, as more fully described in the Prospectus under "Other Information - Prior Performance of Advisor." Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries; general summaries of groups of stocks or bonds and their comparative earnings and yields; or broad overviews of the stock, bond, and government securities markets; and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $2,500 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-525-3863 or by writing to:


                                 Berkshire Fund
                        c/o NC Shareholder Services, LLC
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365


Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to 4:00 p.m. New York time will be executed at the price computed as of 4:00 p.m. on the date of receipt, and an order received after 4:00 p.m. New York time will be executed at the price computed as of that time on the next business day.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Sales Charges. The public offering price of Investor Class shares of the Fund equals net asset value plus a sales charge. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:


-----------------------------------------------------------------------------------------------------
                                           Sales               Sales
                                         Charge As           Charge As         Dealers Discounts
                                         % of Net           % of Public          and Brokerage
   Amount of Transaction                  Amount             Offering         Commissions as % of
 At Public Offering Price                Invested              Price         Public Offering Price

-----------------------------------------------------------------------------------------------------

 Less than $100,000....................    4.71%               4.50%                4.00%

=====================================================================================================


From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Reduced Sales Charges

      Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Class shares, investors have the privilege of combining concurrent purchases of the Fund and one or more future series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in one of the future series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $50,000, and Investor Shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

      Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Investor Class shares at the public offering price applicable to the total of (a) the total public offering price of the Investor Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

      Letters of Intent. Investors may qualify for a lower sales charge for Investor Class shares by executing a letter of intent. A letter of intent allows an investor to purchase Investor Class shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day back-dating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying this Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

      Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Investor Shares in Investor Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other Class charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the Class to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

      Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

      Sales at Net Asset Value. The Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund and the Advisor, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor. Clients of investment advisors and financial planners may also purchase Investor Shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Exchange Feature. Investors will have the privilege of exchanging shares of the Fund for shares of any other series of the Trust to be established by Advisor. An exchange involves the simultaneous redemption of shares of one series and purchase of shares of another series at the respective closing net asset value next determined after a request for redemption has been received plus applicable sales charge, and is a taxable transaction. Each series of the Trust will have a different investment objective, which may be of interest to investors in each series. Shares of the Fund may be exchanged for shares of any other series of the Trust affiliated with the Advisor at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Advisor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Fund or its other shareholders.

A shareholder should consider the investment objectives and policies of any series into which the shareholder will be making an exchange, as described in the prospectus for that other series. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.


                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange (the "NYSE") is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission"); (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the Commission may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectus under "How to Redeem Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

NET ASSET VALUE

The net asset value for each share of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

The net asset value per share of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Code. The Fund intends to qualify and to remain qualified as a regulated investment company. To so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends; interest; payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies; and other income derived with respect to the Fund's business of investing in such stock, securities, or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The Fund will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded to regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

Under current tax law, certain types of expenses incurred by the Fund must be proportionately allocated as additional income to shareholders. As a result, the amounts reportable by the Fund as taxable income, if any, may exceed the dividends actually paid. Such proportionate allocation of Fund expenses, if any, will be identified when tax information is distributed by the Fund. The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.

CAPITAL SHARES AND VOTING


The Trust was organized as a Massachusetts business trust on July 9, 1997 under a Declaration of Trust. The Declaration of Trust currently authorizes the issuance of shares in two series: The New Providence Capital Growth Fund and the Berkshire Fund. Shares of the Berkshire Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire; and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal;
(b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders. Shareholders holding not less than 10% of the shares then outstanding may require the Trustees to call a meeting, and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

APPENDIX A

DESCRIPTION OF RATINGS

The Fund will normally be at least 90% invested in equities. As a temporary defensive position, however, when the Advisor determines that market conditions warrant such investments, the Fund may invest up to 100% of its assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments ("Investment-Grade Debt Securities"). When the Fund invests in Investment-Grade Debt Securities as a temporary defensive measure, it is not pursuing its investment objective. Under normal circumstances, however, the Fund may invest in money market instruments as described in the Prospectus. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Group. The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and to repay principal.

         AA - Debt rated AA is considered to have a very strong capacity to pay interest and to repay principal and differs from AAA issues only in a small degree.

         A - Debt rated A has a strong capacity to pay interest and to repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and to repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc., ("Moody's") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper-medium-grade obligation. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Debt which is rated Baa is considered as a medium-grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and, in fact, has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A, and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

The Advisor does not consider bonds that are rated Ba, B, Caa, Ca, or C by Moody's "Investment-Grade Debt Securities". Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds that are rated Caa are of poor standing. Such securities may be in default, or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable-rate, demand obligations:

         MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

         AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

         BBB - Bonds  rated BBB have  below-average  protection  factors but are
         still   considered   sufficient  for  prudent   investment.   There  is
         considerable variability in risk during economic cycles.

Bonds rated BB, B, and CCC by D&P are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and to make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1, and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc., ("Fitch") for bonds that are deemed to be "Investment-Grade Debt Securities" by the Advisor:

         AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and to repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and to repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B, and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and to make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments, and commercial paper:

         F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

         F-2 - Instruments assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                     PART C
                                     ======

                       THE NEW PROVIDENCE INVESTMENT TRUST

                                    FORM N-1A

                                OTHER INFORMATION

ITEM 23.  Exhibits
          --------
(a)      Declaration of Trust.^1

(b)      By-Laws.^1

(c)      Not Applicable.

(d)(1) Investment Advisory Agreement between the New Providence Capital Growth Fund and New Providence Capital Management, L.L.C., as Advisor.^4

(d)(2) Form of Investment Advisory Agreement between the Berkshire Fund and Atlanta Investment Counsel, L.L.C., as Advisor.^4

(e)(1) Distribution Agreement between the Registrant and Donaldson & Co., Inc., as Distributor.^4

(e)(2) Form of Amended and Restated Distribution Agreement between the Registrant and Donaldson & Co., Inc., as Distributor.^4

(f)      Not Applicable.

(g) Custodian Agreement between the Registrant and First Union National Bank of North Carolina, as Custodian.^4

(h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Company, Inc., as Administrator.^4

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the New Providence Investment Trust and NC Shareholder Services, LLC, as Transfer Agent.^4

(i) Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Berkshire Fund.^4

(j)      Consent of Deloitte & Touche LLP, Independent Public Accountants.^4

(k)      Not applicable.

(l)      Initial Capital Agreements.^2

(m)(1) Plan of Distribution Pursuant to Rule 12b-1 Plan for the New Providence Capital Growth Fund.^4

(m)(2) Form of Plan of Distribution Pursuant to Rule 12b-1 Plan for the Berkshire Value Fund.^4

(n)      Financial Data Schedules.^3

(o)      Form of Rule 18f-3 Plan.^4

(p)      Copy of Power of Attorney.^2

-----------------------
   (1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed July 16, 1997 (File No. 333-31359).

   (2) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Pre-Effective Amendment No. 1 filed September 25, 1997 (File No. 333-31359).

   (3) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 1 filed September 29, 1998 (File No. 333-31359).

   (4) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 2 filed October 22, 1998 (File No. 333-31359).

ITEM 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

        No person is controlled by or under common control with the Registrant.


ITEM 25.  Indemnification
          ---------------

         The  Declaration  of  Trust  and  Bylaws  of  the  Registrant   contain
         provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

         The Registrant's Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

         No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

         The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

         Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

         This indemnification will be provided with respect to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant's Bylaws.

ITEM 26.  Business and other Connections of the Investment Advisor
          --------------------------------------------------------

         See the Statements of Additional Information section entitled "Management" of the Fund and the Investment Advisors' Form ADV filed with the Commission, which is hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Investment Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisors are or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisors currently serve as investment advisors to numerous institutional and individual clients.


ITEM 27.  Principal Underwriter
          ---------------------

(a) Donaldson & Co., Inc. is underwriter and distributor for The New Providence Capital Growth Fund and the Berkshire Fund.

(b)

   Name and Principal        Position(s) and Offices     Position(s) and Offices
   Business Address          with Underwriter            with Registrant
   ================          ================            ===============

   John K. Donaldson,        President                   None
   2859 Paces Ferry Road
   Suite 2125
   Atlanta, Georgia

   Joanne Masellino          Managing Director           None
   2859 Paces Ferry Road
   Suite 2125
   Atlanta, Georgia


   John B. Withers           Managing Director           None
   2859 Paces Ferry Road
   Suite 2125
   Atlanta, Georgia

(c)      Not applicable


ITEM 28.  Location of Accounts and Records
          --------------------------------

         All account books and records not normally held by First Union National Bank of North Carolina, the Custodian to the Registrant, are held by the Registrant, in the offices of The Nottingham Company, Fund Accountant and Administrator, NC Shareholder Services, LLC Transfer Agent to the Registrant, New Providence Capital Management, L.L.C.,
         Advisor to the New Providence Capital Growth Fund, or by Atlanta Investment Counsel, L.L.C., Advisor to the Berkshire Fund.

         The address of The Nottingham Company is 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of New Providence Capital Management, L.L.C. is 2859 Paces Ferry Road, Suite 2125, Atlanta, Georgia 30339. The address of Atlanta Investment Counsel, L.L.C. is 2859 Paces Ferry Road, Suite 2125, Atlanta, GA 30339. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina 28288-1151.

ITEM 29.  Management Services
          -------------------

         Not Applicable.


ITEM 30.  Undertakings
          ------------

         Registrant undertakes:

            To furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 5th day of January, 1999.

NEW PROVIDENCE INVESTMENT TRUST


By:   /s/ C. Frank Watson, III
     _____________________________
      C. Frank Watson, III
      Secretary


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                    Date
---------                           -----                    ----

           *
_______________________             Trustee                  January 5, 1999
 Jack E. Brinson


           *
_______________________             Treasurer                January 5, 1999
 Julian G. Winters


* By:   /s/ C. Frank Watson, III
       __________________________          Dated: January 5, 1999
        C. Frank Watson, III
        Attorney-in-Fact